Trade and other payables (Details)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Trade payables	$ 1,599,000,000		$ 1,687,000,000
Accrued invoices	1,179,000,000		1,409,000,000
Admission fee	2,575,000,000		1,771,000,000
Other income to be accrued	96,000,000		128,000,000
Tenant deposits	67,000,000		148,000,000
Total trade payables	9,157,000,000		8,037,000,000
Taxes payable	1,329,000,000		1,120,000,000
Other payables	1,595,000,000		1,485,000,000
Total other payables	2,924,000,000		2,605,000,000
Total trade and other payables	12,081,000,000		10,642,000,000
Trade and other payables	3,557,000,000		2,274,000,000
Current	8,524,000,000		8,368,000,000
Customer advances		$ 3,641	2,894
Total other payable	$ 12,081,000,000		$ 10,642,000,000